Other Payables and Accrued Liabilities	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities

8. OTHER PAYABLES AND ACCRUED LIABILITIES

	Period Ended	Year Ended
	September 30, 2017	March 31, 2017
Other payables	$104,848	$17,040
Accruals	$55,861	$63,931
Total payables and accrued liabilities	$160,709	$80,971

5. OTHER PAYABLES AND ACCRUED LIABILITIES

Other payables and accrued liabilities consisted of the following as at March 31, 2017:

	2017	2016
Other payables	$17,040	$-
Accruals	$63,931	$-
Total payables and accrued liabilities	$80,971	$-